UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2010

Shares		Description (1)				Value

		Common Stocks – 31.1% (23.7% of Total Investments)

		Aerospace & Defense – 1.6%

30,500		Lockheed Martin Corporation				$2,174,040
34,100		Raytheon Company				1,558,711

		Total Aerospace & Defense				3,732,751

		Biotechnology – 0.5%

21,000		Amgen Inc., (10)				1,157,310

		Building Products – 0.6%

35,400		Masonite Worldwide Holdings, (10)				1,362,900

		Commercial Banks – 0.5%

50,100		Wells Fargo & Company				1,259,013

		Commercial Services & Supplies – 0.9%

103,600		Pitney Bowes Inc.				2,214,968

		Communications Equipment – 1.2%

332,000		Motorola, Inc., (10)				2,831,960

		Computers & Peripherals – 0.6%

36,000		Hewlett-Packard Company				1,514,520

		Containers & Packaging – 0.3%

32,200		Packaging Corp. of America				746,074

		Diversified Financial Services – 1.2%

714,500		Citigroup Inc., (10)				2,786,550

		Diversified Telecommunication Services – 0.9%

154,802		Frontier Communications Corporation				1,264,732
23,400		Verizon Communications Inc.				762,606

		Total Diversified Telecommunication Services				2,027,338

		Food & Staples Retailing – 0.6%

68,000		Kroger Co.				1,472,880

		Household Products – 0.6%

20,400		Kimberly-Clark Corporation				1,327,020

		Industrial Conglomerates – 0.5%

80,000		General Electric Company				1,300,000

		Insurance – 6.3%

154,000		Genworth Financial Inc., Class A, (10)				1,881,880
121,100		Hartford Financial Services Group, Inc.				2,779,245
37,000		Loews Corporation				1,402,300
61,800		MetLife, Inc.				2,376,210
181,900		Symetra Financial Corporation				1,902,674
49,600		Travelers Companies, Inc.				2,584,160
86,500		Unum Group				1,915,975

		Total Insurance				14,842,444

		Machinery – 1.1%

37,600		Ingersoll Rand Company Limited, Class A				1,342,696
59,328		Trinity Industries Inc.				1,321,235

		Total Machinery				2,663,931

		Metals & Mining – 2.7%

54,900		AngloGold Ashanti Limited, Sponsored ADR, (13)				2,538,576
57,100		Barrick Gold Corporation, (13)				2,643,159
30,100		Nucor Corporation				1,149,820

		Total Metals & Mining				6,331,555

		Oil, Gas & Consumable Fuels – 2.5%

41,300		Eni S.p.A., Sponsored ADR				1,783,334
14,000		Exxon Mobil Corporation				865,060
16,100		Occidental Petroleum Corporation				1,260,630
41,000		Total S.A., Sponsored ADR				2,115,600

		Total Oil, Gas & Consumable Fuels				6,024,624

		Pharmaceuticals – 5.2%

43,400		GlaxoSmithKline PLC, Sponsored ADR				1,715,168
85,000		Merck & Company Inc.				3,128,850
155,000		Pfizer Inc.				2,661,350
77,400		Sanofi-Aventis, ADR				2,573,550
85,200		Valeant Pharmaceuticals International				2,134,260

		Total Pharmaceuticals				12,213,178

		Road & Rail – 0.6%

16,500		Union Pacific Corporation, (13)				1,349,700

		Software – 2.0%

168,700		CA Inc.				3,562,944
46,400		Microsoft Corporation				1,136,336

		Total Software				4,699,280

		Tobacco – 0.7%

31,100		Philip Morris International				1,742,223

		Total Common Stocks (cost $70,053,704)				73,600,219

Shares		Description (1)				Value

		Real Estate Investment Trust Common Stocks – 33.6% (25.7% of Total Investments)

		Diversified – 1.5%

41,391		Vornado Realty Trust				$3,540,172

		Industrial – 2.6%

115,450		AMB Property Corp.				3,055,962
272,650		ProLogis				3,211,817

		Total Industrial				6,267,779

		Office – 9.3%

42,250		Boston Properties, Inc.				3,511,820
250,100		Brandywine Realty Trust				3,063,725
109,287		Commonwealth REIT				2,797,747
79,900		Corporate Office Properties				2,981,069
193,700		Douglas Emmett Inc.				3,391,687
96,750		Mack-Cali Realty Corporation				3,164,693
48,100		SL Green Realty Corporation				3,046,173

		Total Office				21,956,914

		Residential – 5.2%

137,326		Apartment Investment & Management Company, Class A				2,936,030
29,525		AvalonBay Communities, Inc.				3,068,533
67,800		Equity Residential				3,225,246
29,100		Essex Property Trust Inc.				3,184,704

		Total Residential				12,414,513

		Retail – 7.0%

44,300		Federal Realty Investment Trust				3,617,538
70,991		Macerich Company				3,049,063
80,450		Regency Centers Corporation				3,175,362
38,035		Simon Property Group, Inc.				3,527,366
70,400		Taubman Centers Inc.				3,140,544

		Total Retail				16,509,873

		Specialized – 8.0%

94,300		Health Care Property Investors Inc.				3,392,914
209,192		Host Hotels & Resorts Inc.				3,029,100
34,124		Public Storage, Inc.				3,311,393
139,900		Senior Housing Properties Trust				3,287,650
271,600		Sunstone Hotel Investors Inc., (10)				2,463,412
64,400		Ventas Inc.				3,321,108

		Total Specialized				18,805,577

		Total Real Estate Investment Trust Common Stocks (cost $58,612,268)				79,494,828

Shares		Description (1)	Coupon		Ratings (2)	Value

		Capital Preferred Securities – 0.9% (0.7% of Total Investments)

		Diversified Financial Services – 0.2%

16,950		Citigroup Capital XIII	7.875%		Ba1	$423,750

		Food Products – 0.7%

15		HJ Heinz Finance Company, 144A	8.000%		BB+	1,613,438

		Total Capital Preferred Securities (cost $1,733,750)				2,037,188

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

		Variable Rate Senior Loan Interests – 32.2% (24.5% of Total Investments) (4)

		Chemicals – 1.5%

$400		Celanese US Holdings LLC, Credit Linked Deposit	1.758%	4/02/14	BB+	$394,750
637		Celanese US Holdings LLC, Term Loan	2.034%	4/02/14	BB+	626,266
937		Hexion Specialty Chemicals, Inc., Term Loan C4	2.688%	5/05/13	Ba3	899,616
1,567		Rockwood Specialties Group, Inc., Term Loan H	6.000%	5/15/14	BB+	1,571,088

3,541		Total Chemicals				3,491,720

		Commercial Services & Supplies – 1.1%

1,500		Knology, Inc., Term Loan, WI/DD	TBD	TBD	B+	1,545,000
990		Universal City Development Partners, Ltd., Term Loan	5.500%	11/06/14	Ba2	995,564

2,490		Total Commercial Services & Supplies				2,540,564

		Containers & Packaging – 0.5%

150		Reynolds Group Holdings, Inc., Term Loan A, WI/DD	TBD	TBD	Ba3	150,281
900		Reynolds Group Holdings, Inc., Term Loan D, WI/DD	TBD	TBD	Ba3	905,412

1,050		Total Containers & Packaging				1,055,693

		Diversified Financial Services – 0.5%

1,050		Pinafore LLC, Term Loan, WI/DD	TBD	TBD	BB	1,060,823

		Diversified Telecommunication Services – 1.2%

329		Intelsat, Tranche B2, Term Loan A	3.033%	1/03/14	BB-	317,581
329		Intelsat, Tranche B2, Term Loan B	3.033%	1/03/14	BB-	317,484
329		Intelsat, Tranche B2, Term Loan C	3.033%	1/03/14	BB-	317,484
1,901		Intelsat, Tranche B2, Term Loan	3.033%	7/03/13	BB-	1,837,969

2,888		Total Diversified Telecommunication Services				2,790,518

		Electric Utilities – 1.4%

777		Dynegy Holdings, Inc., Delayed Term Loan	4.010%	4/02/13	Ba3	769,463
215		Dynegy Holdings, Inc., Term Loan	4.010%	4/02/13	Ba3	212,987
1,940		TXU Corporation, Term Loan B2	3.923%	10/10/14	B+	1,509,832
972		TXU Corporation, Term Loan B3	3.758%	10/10/14	B+	754,579

3,904		Total Electric Utilities				3,246,861

		Food Products – 0.9%

1,297		Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB-	1,308,907
900		NBTY, Inc., Term Loan, WI/DD	TBD	TBD	BB-	910,446

2,197		Total Food Products				2,219,353

		Health Care Equipment & Supplies – 0.8%

1,950		Biomet, Inc., Term Loan	3.282%	3/25/15	BB-	1,894,305

		Health Care Providers & Services – 6.3%

97		Community Health Systems, Inc., Delayed Term Loan	2.549%	7/25/14	BB	92,224
1,889		Community Health Systems, Inc., Term Loan	2.549%	7/25/14	BB	1,794,130
1,041		Fresenius SE, Term Loan C1	4.500%	9/10/14	BBB-	1,047,418
594		Fresenius SE, Term Loan C2	4.500%	9/10/14	BBB-	598,312
1,655		HCA, Inc., Tranche B2, Term Loan	3.539%	3/31/17	BB	1,604,852
1,810		Health Management Associates, Inc., Term Loan	2.039%	2/28/14	BB-	1,712,975
1,000		MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	1,002,375
1,905		Quintiles Transnational Corporation, Term Loan B	2.290%	3/31/13	BB	1,869,444
1,807		Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,808,343
229		United Surgical Partners International, Inc., Delayed Term Loan	2.260%	4/21/14	Ba3	217,531
1,214		United Surgical Partners International, Inc., Term Loan	2.375%	4/19/14	Ba3	1,151,307
2,000		Universal Health Services, Term Loan, WI/DD	TBD	TBD	BB+	2,011,718

15,241		Total Health Care Providers & Services				14,910,629

		Hotels, Restaurants & Leisure – 3.3%

1,995		24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba2	1,907,719
640		CBRL Group, Inc., Term Loan B1	1.960%	4/27/13	BB-	630,031
24		CBRL Group, Inc., Term Loan B2	1.960%	4/26/13	BB-	23,965
988		Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB-	994,328
1,985		SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	1,993,994
89		Travelport LLC, Letter of Credit	2.789%	8/23/13	Ba3	86,110
445		Travelport LLC, Term Loan	2.760%	8/23/13	Ba3	429,155
385		Venetian Casino Resort LLC, Delayed Term Loan	3.030%	11/23/16	B	350,524
1,524		Venetian Casino Resort LLC, Tranche B, Term Loan	3.030%	11/23/16	B	1,387,910

8,075		Total Hotels, Restaurants & Leisure				7,803,736

		Household Products – 0.3%

750		Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB-	755,100

		Independent Power Producers & Energy Traders – 0.6%

750		KGEN LLC, Synthetic Letter of Credit	0.153%	2/05/14	BB-	712,500
838		KGEN LLC, Term Loan B	2.063%	2/08/14	BB-	796,264

1,588		Total Independent Power Producers & Energy Traders				1,508,764

		Industrial Conglomerates – 0.2%

485		CF Industries, Inc., Term Loan	4.500%	4/05/15	BBB	488,280

		Insurance – 0.5%

498		Conseco, Inc., Term Loan	7.500%	10/10/13	B2	489,999
625		Fidelity National Information Services, Inc., Term Loan B	5.250%	7/18/16	BBB-	630,524

1,123		Total Insurance				1,120,523

		IT Services – 1.5%

1,864		First Data Corporation, Term Loan B1	3.006%	9/24/14	B+	1,645,083
1,981		SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	1,916,531

3,845		Total IT Services				3,561,614

		Leisure Equipment & Products – 1.0%

2,420		Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	2,443,441

		Machinery – 0.3%

672		Manitowoc Company, Term Loan	8.000%	11/06/14	BB	674,305

		Media – 6.5%

1,905		Charter Communications Operating Holdings LLC, Term Loan C	3.540%	9/06/16	BB+	1,863,452
235		Charter Communications Operating Holdings LLC, Term Loan	2.260%	3/06/14	BB+	229,459
1,823		Emmis Operating Company, Term Loan	4.289%	11/01/13	Caa2	1,545,123
1,197		Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	1,214,078
2,475		Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	2,452,572
958		Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (5), (7)	0.000%	4/09/12	N/R	422,569
34		Nielsen Finance LLC, Term Loan A	2.258%	8/09/13	BB-	33,095
1,244		Nielsen Finance LLC, Term Loan B	4.008%	5/02/16	BB-	1,214,371
551		Nielsen Finance LLC, Term Loan C	4.008%	5/02/16	BB-	531,323
700		SuperMedia, Term Loan	11.000%	12/31/15	B-	547,189
975		Tribune Company, Term Loan B, (5), (6)	0.000%	6/04/14	Ca	637,929
1,975		Univision Communications, Inc., Term Loan	2.506%	9/29/14	B2	1,734,989
2,000		UPC Broadband Holding BV, Term Loan N	4.251%	12/31/17	Ba3	1,944,376
1,690		Yell Group PLC, Term Loan	4.006%	7/31/14	N/R	970,712

17,762		Total Media				15,341,237

		Pharmaceuticals – 1.6%

1,119		Mylan Laboratories, Inc., Term Loan	3.563%	10/02/14	BB+	1,118,919
1,560		Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	1,563,523
470		Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	468,869
227		Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	227,403
378		Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	378,668

3,754		Total Pharmaceuticals				3,757,382

		Real Estate Management & Development – 0.2%

568		LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	552,740

		Road & Rail – 1.4%

266		Hertz Corporation, Letter of Credit	2.089%	12/21/12	Ba1	261,911
1,436		Hertz Corporation, Term Loan	2.010%	12/21/12	Ba1	1,412,654
1,731		Swift Transportation Company, Inc., Term Loan	8.250%	5/12/14	B	1,694,484

3,433		Total Road & Rail				3,369,049

		Textiles, Apparel & Luxury Goods – 0.3%

681		Phillips-Van Heusen Corporation, Tommy Hilfiger B.V., U.S. Tranche B, Term Loan	4.750%	5/06/16	BBB	687,997

		Trading Companies & Distributors – 0.3%

116		Brenntag Holdings GmbH & Co. KG, Acquisition Facility	4.032%	1/20/14	BBB-	116,284
666		Brenntag Holdings GmbH & Co. KG, Facility B2	4.023%	1/20/14	BBB-	668,273

782		Total Trading Companies & Distributors				784,557

$80,249		Total Variable Rate Senior Loan Interests (cost $79,725,304)				76,059,191

Principal
Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 25.4% (19.4% of Total Investments)

		Argentina – 1.1%

$250		City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	B2	$268,125
240		Provincia de Cordoba, 144A	12.375%	8/17/17	B	243,000
700		Republic of Argentina	8.280%	12/31/33	B	585,743
604		Republic of Argentina	8.280%	12/31/33	B-	505,136
558	EUR	Republic of Argentina	7.820%	12/31/33	B	545,367
780	EUR	Republic of Argentina	2.260%	12/31/38	B	357,493

		Total Argentina				2,504,864

		Bahrain – 0.2%

430		Kingdom of Bahrain, 144A	5.500%	3/31/20	A	452,149

		Brazil – 3.0%

280		Banco do Brasil, 144A	8.500%	10/20/49	Baa2	330,400
315		Banco Bradesco S.A., 144A	5.900%	1/16/21	Baa2	321,300
605		Banco Nacional de Desenvolvimento Economico e Social, Reg S	6.369%	6/16/18	BBB-	692,725
445		Braskem Finance Limited, Reg S	7.000%	5/07/20	BB+	472,256
225		Cia Brasileira de Bebidas	8.750%	9/15/13	A3	266,625
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba2	523,554
470		Federative Republic of Brazil	10.500%	7/14/14	BBB-	615,230
215		Federative Republic of Brazil, 144A	7.875%	3/07/15	BBB-	264,988
155		Federative Republic of Brazil	10.125%	5/15/27	BBB-	250,325
60		Federative Republic of Brazil	8.250%	1/20/34	BBB-	87,600
471		Fibria Overseas Finance, 144A	7.500%	5/04/20	Ba1	502,204
265		Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BBB-	284,875
120		Globo Comunicacao Participacoes, S.A., 144A	6.250%	7/20/50	BBB-	123,300
450		Itau Unibanco Holdings S.A., 144A	5.750%	1/22/21	Baa2	461,250
70	BRL	National Treasury Note of Brazil	10.000%	1/01/12	BBB	416,630
260		Petrobras International Finance Company	5.875%	3/01/18	Baa1	290,210
155		Petrobras International Finance Company	8.375%	12/10/18	Baa1	194,831
140		Petrobras International Finance Company	7.875%	3/15/19	Baa1	175,294
215		Rearden G Holdings	7.875%	3/30/20	BB-	231,125

294		Telemar Norte Leste S.A., 144A	5.500%	10/23/20	Baa2	299,145
240		Voto Votorantim Overseas Trading Operations, 144A	6.625%	9/25/19	BBB	253,800

		Total Brazil				7,057,667

		Canada – 0.1%

225		Pacific Rubiales Energy Corporation, 144A	8.750%	11/10/16	B+	254,250

		Chile – 0.1%

125		Colbun S.A., 144A	6.000%	1/21/20	BBB-	132,314
450		Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	A1	494,510
55		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A3	58,952

		Total Chile				685,776

		Colombia – 1.1%

220		Bancolombia S.A.	6.125%	7/26/20	Baa3	229,350
680		Republic of Colombia	11.750%	2/25/20	BBB-	1,071,000
420,000	COP	Republic of Colombia	7.750%	4/14/21	BB+	274,252
175,000	COP	Republic of Colombia	9.850%	6/28/27	BB+	138,993
535		Republic of Colombia	10.375%	1/28/33	BBB-	861,350

		Total Colombia				2,574,945

		Cote d’Ivoire (Ivory Coast) – 0.2%

905		Ivory Coast Republic, Reg S	2.500%	12/31/32	N/A	530,556

		Croatia – 0.2%

325		Republic of Croatia, 144A	6.750%	11/05/19	BBB	355,672
130		Republic of Croatia, 144A	6.625%	7/14/20	BBB	140,818

		Total Croatia				496,490

		Dominican Republic – 0.1%

219		Dominican Republic, Reg S	9.040%	1/23/18	B	259,904

		Egypt – 0.1%

125		Arab Republic of Egypt, 144A	6.875%	4/30/40	BB+	141,250

		El Salvador – 0.5%

105		Republic of El Salvador, Reg S	7.375%	12/01/19	BB	117,075
416		Republic of El Salvador, Reg S	7.750%	1/24/23	Ba1	472,160
510		Republic of El Salvador, Reg S	7.625%	9/21/34	Ba1	568,650

		Total El Salvador				1,157,885

		Gabon – 0.1%

235		Republic of Gabon, Reg S	8.200%	12/12/17	BB-	273,187

		Hungary – 0.1%

195		Republic of Hungary, Government Bond	6.250%	1/29/20	Baa1	210,144
31,000	HUF	Republic of Hungary, Treasury Bill	6.000%	11/24/23	Baa1	144,218

		Total Hungary				354,362

		Indonesia – 1.5%

105		Majapahit Holdings BV, 144A	8.000%	8/07/19	BB	127,575
555		Majapahit Holdings BV, Reg S	8.000%	8/07/19	BB	674,325
875		Majapahit Holdings BV, Reg S	7.875%	6/28/37	BB	1,089,375
120		Republic of Indonesia, Reg S	6.750%	3/10/14	BB	136,334
545		Republic of Indonesia, Reg S	10.375%	5/04/14	BB	691,496
130		Republic of Indonesia, Reg S	7.250%	4/20/15	BB	153,999
395		Republic of Indonesia, Reg S	11.625%	3/04/19	BB	614,225

		Total Indonesia				3,487,329

		Kazakhstan – 1.3%

340		Halyk Savings Bank of Kazakhstan, Reg S	7.250%	5/03/17	Ba2	351,050
454		Intergas Finance B.V, Reg S	6.375%	5/14/17	Baa2	492,590
400		Kazakhstan Development Bank	6.500%	6/03/20	BBB-	410,000
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/11/16	Baa3	408,750
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	Baa2	546,100
265		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	Baa2	325,287
325		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	Baa2	400,969
193		Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-	205,014

		Total Kazakhstan				3,139,760

		Lithuania – 0.4%

175		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	196,378
725		Republic of Lithuania, Reg S	7.375%	2/11/20	Baa1	812,906

		Total Lithuania				1,009,284

		Malaysia – 0.6%

450		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	514,221
275		Pertoliam Nasional Berhad, Reg S	7.625%	10/15/26	A-	378,569
565		Petronas Capital Limited, 144A	5.250%	8/12/19	A1	623,970

		Total Malaysia				1,516,760

		Mexico – 1.5%

20		Banco Mercantil del Norte, Reg S	6.135%	10/13/16	Baa1	20,101
255		Cemex Finance LLC, 144A	9.500%	12/14/16	B	257,856
2,785	MXN	Mexico Bonos de DeSarrollo	7.250%	12/15/16	A	237,512
2,825	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A	247,648
100		Pemex Project Funding Master Trust	5.750%	3/01/18	Baa1	110,093
200		United Mexican States	6.375%	1/16/13	Baa1	223,700
290		United Mexican States	5.875%	2/17/14	Baa1	329,150
4,669	MXN	United Mexican States	9.500%	12/18/14	A	427,250
150,000	ITL	United Mexican States, (9)	11.000%	5/08/17	Baa1	146,533
110		United Mexican States	5.950%	3/19/19	Baa1	129,635
165		United Mexican States	8.300%	8/15/31	Baa1	237,600
500		United Mexican States	7.500%	4/08/33	Baa1	665,000
494		United Mexican States	6.050%	1/11/40	Baa1	568,100

		Total Mexico				3,600,178

		Morocco – 0.1%

105	EUR	Kingdom of Morocco, Reg S	5.375%	6/27/17	BBB-	153,234

		Netherlands – 0.0%

120		Myriad International Holdings BV, 144A	6.375%	7/28/17	Baa3	124,872

		Pakistan – 0.2%

160		Islamic Republic of Pakistan, Reg S	7.125%	3/31/16	B-	149,643
130		Islamic Republic of Pakistan, Reg S	6.875%	6/01/17	B-	118,625
175		Islamic Republic of Pakistan, Reg S	7.875%	3/31/36	B-	138,272

		Total Pakistan				406,540

		Panama – 0.8%

180		AES Panama, Reg S	6.350%	12/21/16	BBB-	192,960
160		Republic of Panama	7.250%	3/15/15	BBB-	192,000
950		Republic of Panama	8.875%	9/30/27	BBB-	1,384,625
100		Republic of Panama	9.375%	4/01/29	BBB-	152,000

		Total Panama				1,921,585

		Peru – 1.0%

280		Banco Credito del Peru, 144A	9.750%	11/06/69	BB	336,000
125		Republic of Peru	9.875%	2/06/15	BBB-	162,500
165		Republic of Peru	8.375%	5/03/16	BBB-	209,550
290		Republic of Peru	7.350%	7/21/25	BBB-	377,725
790		Republic of Peru	8.750%	11/21/33	BBB-	1,179,075
115		Republic of Peru	6.550%	3/14/37	BBB-	140,012

		Total Peru				2,404,862

		Philippines – 0.7%

380		National Power Corporation	9.625%	5/15/28	BB-	518,700
130		Republic of the Philippines	9.875%	1/15/19	BB-	187,200
75		Republic of the Philippines	10.625%	3/16/25	BB-	121,125
305		Republic of the Philippines	9.500%	2/02/30	BB-	469,334
210		The Power Sector Assets and Liabilities Management Corporation of the Philippines, Reg S	7.390%	12/02/24	BB-	257,766

		Total Philippines				1,554,125

		Poland – 0.7%

510		Republic of Poland	3.875%	7/16/15	A2	533,031
465		Republic of Poland	6.375%	7/15/19	A2	550,174
335	EUR	Republic of Poland	5.250%	1/20/25	A2	486,602

		Total Poland				1,569,807

		Qatar – 0.5%

300		Commercial Bank of Qatar, 144A	7.500%	11/18/19	A2	343,896
265		Qatari Diar Finance QSC, 144A	3.500%	7/21/15	AA	271,118
230		State of Qatar, 144A	6.400%	1/20/40	AA	274,850
225		State of Qatar, Reg S	9.750%	6/15/30	AA	357,750

		Total Qatar				1,247,614

		Russian Federation – 2.7%

310		Alrosa Finance S.A., Reg S	8.875%	11/17/14	Ba3	341,000
505		Gaz Capital S.A., Reg S	9.250%	4/23/19	Baa1	631,250
635		Gaz Capital S.A., 144A	9.250%	4/23/19	Baa1	793,750
325		Gaz Capital S.A., Reg S	8.625%	4/28/34	Baa1	414,375
1,300		Russian Federation, 144A	3.625%	4/29/15	Baa1	1,316,250
300		Russian Federation, 144A	5.000%	4/29/20	Baa1	314,100
200		Russian Federation, Reg S	3.625%	4/29/15	Baa1	202,500
465		Russian Federation, Reg S	11.000%	7/24/18	BBB	664,369
600		Russian Federation, Reg S	5.000%	4/29/20	Baa1	628,200
375		Russian Ministry of Finance, Reg S	12.750%	6/24/28	BBB	684,375
285		Sberbank	5.499%	7/07/15	A3	293,550
155		VTB Capital S.A., 144A	6.465%	3/04/15	Baa1	161,200

		Total Russian Federation				6,444,919

		Serbia – 0.1%

334		Republic of Serbia, Reg S	6.750%	11/01/24	BB-	328,498

		South Africa – 0.6%

190		Republic of South Africa	7.375%	4/25/12	A3	208,050
390		Republic of South Africa	6.875%	5/27/19	A3	478,725
730		Republic of South Africa	5.500%	3/09/20	A3	819,425

		Total South Africa				1,506,200

		South Korea – 0.2%

135		Korea Development Bank	8.000%	1/23/14	A1	158,034
115		National Agricultural Cooperative Federation, Reg S	5.000%	9/30/14	A	123,281
140		Republic of Korea	5.750%	4/16/14	A1	157,214

		Total South Korea				438,529

		Sri Lanka – 0.1%

170		Republic of Sri Lanka, 144A, WI/DD	6.250%	10/04/20	B+	172,338

		Trinidad – 0.1%

185		Petroleum Company of Trinidad & Tobago Limited, 144A	9.750%	8/14/19	BBB	227,550

		Tunisia – 0.2%

195		Banque de Tunisie	7.375%	4/25/12	BBB	212,550
110	EUR	Banque de Tunisie, Reg S	4.500%	6/22/20	BBB	151,457

		Total Tunisia				364,007

		Turkey – 1.8%

455		Akbank TAX, 144A	5.125%	7/22/15	Ba1	455,501
500		Republic of Turkey, Government Bond	9.500%	1/15/14	BB	607,500
135		Republic of Turkey, Government Bond	7.250%	3/15/15	BB	158,962
330		Republic of Turkey, Government Bond	7.000%	9/26/16	BB	391,050
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BB	217,375
445		Republic of Turkey, Government Bond	5.625%	3/30/21	BB	487,275
520		Republic of Turkey, Government Bond	8.000%	2/14/34	BB	681,200
805		Republic of Turkey, Government Bond	7.250%	3/05/38	BB	968,012
340		Republic of Turkey, Government Bond	6.750%	5/30/40	BB	389,348

		Total Turkey				4,356,223

		Ukraine – 1.0%

105		Naftogaz Ukraine	9.500%	9/30/14	N/R	114,093
100		Republic of Ukraine, 144A	6.875%	9/23/15	B+	100,880
250		Republic of Ukraine, 144A	7.750%	9/23/20	B+	252,187
505		Republic of Ukraine, Reg S	6.875%	3/04/11	B+	509,419
325		Republic of Ukraine, Reg S	6.385%	6/26/12	B+	331,500
180		Republic of Ukraine, Reg S	7.650%	6/11/13	B+	187,668
595	EUR	Republic of Ukraine, Reg S	4.950%	10/13/15	B+	747,865

		Total Ukraine				2,243,612

		United Arab Emirates – 0.3%

190		Emirate of Abu Dhabi, 144A	5.500%	4/08/14	AA	212,169
100		Emirate of Abu Dhabi, Reg S	6.750%	4/08/19	AA	121,700
310		Waha Aerospace BV, 144A	3.925%	7/28/20	Aa2	319,204

		Total United Arab Emirates				653,073

		Uruguay – 0.8%

270		Republic of Uruguay	9.250%	5/17/17	Ba3	357,750
510		Republic of Uruguay	7.875%	1/15/33	BB+	671,925
707		Republic of Uruguay	7.625%	3/21/36	BB+	915,116

		Total Uruguay				1,944,791

		Venezuela – 1.1%

250		Pertoleos de Venzuela S.A.	5.250%	4/12/17	B+	145,625
90		Republic of Venezuela, Reg S	7.750%	10/13/19	BB-	61,200
845		Republic of Venezuela, Reg S	9.000%	5/07/23	BB-	578,825
195		Republic of Venezuela, Reg S	8.250%	10/13/24	BB-	126,262
1,255		Republic of Venezuela, Reg S	9.250%	5/07/28	BB-	855,910
295		Republic of Venezuela, Reg S	8.500%	10/08/14	BB-	249,275
245		Republic of Venezuela	7.650%	4/21/25	BB-	150,061
310		Republic of Venezuela	9.375%	1/13/34	BB-	212,350
295		Republic of Venezuela	7.000%	3/31/38	BB-	168,150

		Total Venezuela				2,547,658

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $53,384,870)				60,106,633

Principal
Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Short-Term Investments – 7.9% (6.0% of Total Investments)

		Sovereign Debt – 0.3%

		Egypt – 0.3%

975	EGP	Arab Republic of Egypt, Treasury Bill	0.000%	10/19/10	Baa2	170,436
350	EGP	Arab Republic of Egypt, Treasury Bill	0.000%	12/07/10	A-3	60,495
1,475	EGP	Arab Republic of Egypt, Treasury Bill	0.000%	12/21/10	A-3	253,916
825	EGP	Arab Republic of Egypt, Treasury Bill	0.000%	2/01/11	A-3	140,404

		Total Egypt				625,251

		Repurchase Agreements – 7.6%

$7,279		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $7,279,157, collateralized by $6,805,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $7,425,956	0.080%	10/01/10	N/A	$7,279,141
10,691		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $10,691,281, collateralized by $9,995,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $10,907,044	0.080%	10/01/10	N/A	10,691,257

$17,970		Total Repurchase Agreements				17,970,398

		Total Short-Term Investments (cost $18,595,089)				18,595,649

		Total Investments (cost $282,104,985) – 131.1%				309,893,708

		Borrowings – (27.5)% (11)				(65,000,000)

		Other Assets Less Liabilities – (3.6)%				(8,593,809)

		Net Assets Applicable to Common Shares – 100%				$236,299,899

Investments in Derivatives

Call Options Written outstanding at September 30, 2010:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (12)	Date	Price	Value

(410)		Anglogold Ashanti Limited	$(1,640,000)	10/16/10	$40.0	$(258,300)
(265)		Barrick Gold Corporation	(1,298,500)	1/22/11	49.0	(54,590)
(165)		Union Pacific Corporation	(1,402,500)	1/22/11	85.0	(57,750)

(840)		Total Call Options Written (premiums received $277,182)	$(4,341,000)			$(370,640)

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2010:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	1,507,000	U.S. Dollar	856,007	12/15/10	$(21,482)
Colombian Peso	697,633,000	U.S. Dollar	385,241	10/29/10	(2,354)
Euro	52,000	U.S. Dollar	65,941	12/15/10	(4,909)
Euro	1,823,000	U.S. Dollar	2,314,517	12/15/10	(169,315)
Hungarian Forint	23,700,000	U.S. Dollar	102,946	12/15/10	(12,949)
Mexican Peso	11,337,000	U.S. Dollar	866,909	12/15/10	(27,000)
Peruvian Nouveau Sol	890,000	U.S. Dollar	311,734	10/14/10	(7,549)
U.S. Dollar	279,458	Brazilian Real	485,000	12/15/10	2,945
U.S. Dollar	159,830	Hungarian Forint	35,650,000	12/15/10	14,503
U.S. Dollar	159,722	Hungarian Forint	35,650,000	12/15/10	14,610
U.S. Dollar	313,896	Indonesian Rupiah	2,822,000,000	10/29/10	2,212
U.S. Dollar	302,579	Kazakhstan Tenge	44,700,000	1/13/11	(26)
U.S. Dollar	467,235	Kazakhstan Tenge	68,450,000	3/10/11	(4,040)
U.S. Dollar	628,232	Mexican Peso	8,200,000	12/15/10	18,328
U.S. Dollar	628,608	New Taiwan Dollar	19,820,000	10/29/10	6,001
U.S. Dollar	313,050	Peruvian Nouveau Sol	890,000	10/14/10	6,233
U.S. Dollar	322,696	Peruvian Nouveau Sol	900,000	12/15/10	154
U.S. Dollar	318,966	Philippine Peso	14,060,000	10/29/10	586
U.S. Dollar	311,419	South Korean Won	365,160,000	12/15/10	7,857
U.S. Dollar	318,749	Turkish Lira	475,000	12/15/10	5,526
U.S. Dollar	636,364	Yuan Renminbi	4,200,000	9/27/11	5,426

					$(165,243)

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$73,600,219	$—	$—	$73,600,219
REIT Common Stocks	79,494,828	—	—	79,494,828
Preferred Securities *	—	2,037,188	—	2,037,188
Variable Rate Senior Loan Interests	—	76,059,191	—	76,059,191
Emerging Markets Debt and Foreign Corporate Bonds	—	60,106,633	—	60,106,633
Short-Term Investments	17,970,398	625,251	—	18,595,649
Derivatives:
Call Options Written	(370,640)	—	—	(370,640)
Forward Foreign Currency Exchange Contracts **	—	(165,243)	—	(165,243)

Total	$170,694,805	$138,663,020	$—	$309,357,825

*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

**	Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Emerging Markets Debt and Foreign Corporate Bonds

Balance at the beginning of period	$229,331
Gains (losses):
Net realized gains (losses)	(51,562)
Net change in unrealized appreciation (depreciation)	43,296
Net purchases at cost (sales at proceeds)	(221,065)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at the end of period	$—

Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$370,640

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	84,381	Unrealized depreciation on forward foreign currency exchange contracts	249,624

Total			$84,381		$620,264

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2010, the cost of investments (excluding investments in derivatives) was $291,064,521.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$39,995,507
Depreciation	(21,166,320)

Net unrealized appreciation (depreciation) of investments	$18,829,187

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to September 30, 2010, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing security; denotes that the issuer has defaulted on the payment of principal or interest.

(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Market of issuance for this investment is Euro. Euro par equals 77,469.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	Borrowings as a percentage of Total Investments is 21.0%.

(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(13)	Investment, or portion of investment, has been pledged as collateral for call options written.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

BRL	Brazilian Real

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

HUF	Hungarian Forint

ITL	Italian Lira

MXN	Mexican Peso

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010